STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
NOTE 11 – STOCK-BASED COMPENSATION

In February 2005, the Company adopted the 2005 Equity Incentive Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expired in 2015.

In December 2008, the Company adopted the 2008 Employees and Directors Commitment Stock Option Plan and reserved 1,500,000 shares of common stock for future issuance. The plan expires in 2018.

Under the Company's stock option plans, stock options may be granted to employees, officers, directors and consultants of the Company at an exercise price equivalent to at least the fair market value of the Company's common stock on the date of grant with expiration terms of not more than ten years. Options granted under the plans generally vest over a period of three years.

There were no stock options granted or exercised during the years ended December 31, 2017 and 2016. During the year ended December 31, 2017 all granted options expired.

As of December 31, 2017, the Company has 1,500,000 options available for future grants.

A summary of the Company's stock option activity is as follows:

Weighted
Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value

Outstanding as of January 1, 2017	150,000	$1.05	0.33	$-
Granted	-	-		-
Exercised	-	-		-
Forfeited / Expired	150,000	-		-
Outstanding as of December 31, 2017	-	$-	-	$-

During the years ended December 31, 2017, 2016 and 2015, there were no compensation expenses related to the issuance of stock option plans.

As of December 31, 2017 the Company does not have any unrecognized compensation cost related to stock options granted under the stock option plans.